Intangible and EIP Receivable (Tables)	11 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets
Details of the Intangible are as follows:

	11 months ended December 31, 2017	12 months ended January 31, 2017
Intangible – beginning of period	$1,888	$1,888
Additions	3,130	-
Disposals	(1,888)	-
Intangible – end of period	$3,130	$1,888

Details of the EIP receivable are as follows:

	11 months ended December 31, 2017	12 months ended January 31, 2017
EIP Receivable – beginning of period	$2,656	$2,517
Initial recognition	564	-
Collections	(171)	(82)
Gain (Loss) on re-measurement	(166)	221
EIP Receivable – end of period	2,883	2,656
Less current portion	(350)	(644)
Non-current portion	$2,533	$2,012